Lisa F. Muller

Sr. Counsel

October 30, 2018

VIA ELECTRONIC FILING

Securities and Exchange Commission

Division of Investment Management

Office of Insurance Products

100 F Street, NE

Washington, D.C. 20549

Re:	National Variable Life Insurance Account, File No. 811-09044

Rule 30b2-1 Filing

To Whom It May Concern:

As required by Rule 30e-2 under the Investment Company Act of 1940 (“Act”), as amended, National Life Insurance Company, on behalf of National Variable Life Insurance Account, the Registrant, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the period ending June 30, 2018 of the underlying management investment companies in which the Registrant invests that are reflective of the contract owner’s subaccount allocation.

Underlying Management Investment Company	CIK Number
Alger American Fund	0000832566
LargeCap Growth Portfolio
Small Cap Growth Portfolio
Capital Appreciation Portfolio
AllianceBernstein Variable Products Series Fund, Inc.	0000825316
VPS International Growth Portfolio
VPS International Value Portfolio
VPS Small/Mid Cap Value Portfolio
VPS Value Portfolio
American Century Variable Portfolios Inc	0000814680
VP Ultra Fund
VP International Fund
VP Income & Growth Fund
VP Value Fund
American Century Variable Portfolios II Inc	0001124155
Inflation Protection Fund

Underlying Management Investment Company	CIK Number
Dreyfus Variable Investment Fund	0000813383
Appreciation Portfolio
Opportunistic Small Cap Portfolio
Quality Bond Portfolio
Dreyfus Socially Responsible Growth Fund, Inc.	0000890064
DWS Investments VIT Funds	0001006373
DWS Equity 500 Index VIP
DWS Small Cap Index VIP
DWS Variable Series II Funds	0000810573
DWS CROCI U.S. VIP
DWS Small Cap Index VIP
DWS Small Mid Cap Value VIP
Fidelity Variable Insurance Products Fund III	0000927384
Fidelity Variable Insurance Products: Mid Cap Portfolio
Fidelity Variable Insurance Products: Value Strategies Portfolio
Fidelity Variable Insurance Products Fund	0000356494
Fidelity Variable Insurance Products: Equity-Income Portfolio
Fidelity Variable Insurance Products: Growth Portfolio
Fidelity Variable Insurance Products: High Income Portfolio
Fidelity Variable Insurance Products: Overseas Portfolio
Fidelity Variable Insurance Products Fund V	0000823535
Fidelity Variable Insurance Products: Investment Grade Bond Portfolio
Fidelity Variable Insurance Products: Government Money Market Portfolio
Fidelity Variable Insurance Products Fund II	0000831016
Fidelity Variable Insurance Products: Contrafund Portfolio
Fidelity Variable Insurance Products: Index 500 Portfolio
Franklin Templeton VIP Trust	0000837274
Franklin Small-Mid Cap Growth Securities Fund
Franklin Small Cap Value Fund
Franklin U.S. Government Securities Fund
Franklin Mutual Global Discovery Fund
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Franklin Global Real Estate Fund
Invesco Variable Insurance Funds	0000896435
V.I. Mid Cap Growth Fund
V.I. Global Health Care Fund
V.I. Technology Fund

JPMorgan Insurance Trust	0000909221
Small Cap Core Portfolio
Neuberger Berman Advisers Management Trust	0000736913
Large Cap Value Portfolio
Mid-Cap Growth Portfolio
Short Duration Bond Portfolio
Sustainable Equity Portfolio
Oppenheimer Variable Account Funds	0000752737
Main Street Small Cap Fund/VA
Global Strategic Income Fund VA
Conservative Balanced/VA
Touchstone Variable Strategic Trust	0000920547
TVST Balanced
TVST Bond
TVST Common Stock
TVST Small Company
T. Rowe Price Equity Series, Inc.	0000918294
Blue Chip Growth Portfolio
Equity Income Portfolio
Health Sciences Portfolio
Personal Strategy Balanced Portfolio
Van Eck Worldwide Insurance Trust	0000811976
Unconstrained Emerging Markets Bond Fund
Emerging Markets Fund
Global Hard Assets Fund
Wells Fargo Advantage Variable Trust Funds	0001081402
VT Discovery Fund
VT Opportunity Fund

We understand these management investment companies have separately filed the above listed semi-annual reports with the Securities and Exchange Commission on Form N-CSRS and therefore are incorporated herein by reference.

We have included with this filing the cover, inside page and back page that we include with our mailing. Not every underlying fund is in every policy. Each policy owner only received the semi-annual reports of the management investment companies reflective of the contract owner’s subaccount allocation as of August 29, 2018.

Please contact me at (802) 229-7410 if you have any questions regarding this filing.

Regards,

/s/Lisa F. Muller

Lisa F. Muller

Sr. Counsel

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